Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Jan. 01, 2011		Jan. 02, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance for doubtful accounts, balance at beginning of year	$ 35,400
Allowance for doubtful accounts, balance at end of year	100,900		35,400
Effects of changes in foreign currency translation	(2,699)		2,276		640
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance for doubtful accounts, balance at beginning of year	35,354		34,947		28,971
Charged to Expense	71,831		4,053		10,867
Other			2,276	[1]	640	[1]
Write-offs	(3,588)	[2]	(5,922)	[2]	(5,531)	[2]
Other	(2,699)	[1]
Allowance for doubtful accounts, balance at end of year	$ 100,898		$ 35,354		$ 34,947

[1]	In 2011, 2010 and 2009 $(2,699), $2,276 and $640, respectively, of "other" represents the effects of changes in foreign currency translation.
[2]	Uncollectible accounts written off, net of recoveries.